SEGMENT REPORTING (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($) segment
Segment reporting
Number of operating segments | segment		2	1
Total assets	$ 108,737	$ 118,201
Product sales	293,951	262,083	$ 312,332
Consolidated	319,881	292,487	323,763
Cost of Product Sales	189,816	160,566	196,753
Cost of revenues	214,261	188,937	207,354
Gross profit	105,620	103,550	116,409
Unallocated operating expenses	115,787	112,634	155,568
Loss from operations	(10,167)	(9,084)	(39,159)
Exchange loss on offshore bank accounts	(89)	(120)	(938)
Interest income	581	518	773
Loss before income taxes	(9,675)	(8,686)	(39,324)
Product sales
Segment reporting
Total assets	104,559
Product sales	293,951	262,083	312,332
Cost of Product Sales	189,816	160,566	196,753
Gross profit	104,135	101,517	115,579
Services
Segment reporting
Total assets	4,178
Services	25,930	30,404	11,431
Cost of services	24,445	28,371	10,601
Gross profit	$ 1,485	$ 2,033	$ 830